FAIR VALUE MEASUREMENTS (Details Narrative) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Feb. 28, 2015
Fair value Level 2 Notes		$ 1,320,689
Fair Value, Inputs, Level 3 [Member]
Stock price	$ .400	$ .70
Risk free rate	1.65%	1.50%
Volatility	123.00%	125.00%